Plant and equipment, net (Details) - Schedule of plant and equipment - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost:
Total cost	$ 555,051	$ 535,073
Less: Accumulated depreciation	(434,771)	(411,401)
Plant and equipment, net	120,280	123,672
Office Equipment and Furniture [Member]
Cost:
Total cost	492,985	474,499
Automobiles [Member]
Cost:
Total cost	$ 62,066	$ 60,574